Leases (Tables)	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

Six months ended March 31, 2026 (Unaudited)	Operating Lease
2027	$316,501
2028	316,501
2029	316,501
2030	316,501
2031	316,501
From 2032 to September 30, 2033	791,255
Total	$2,373,760
Less: amounts representing interest	$390,664
Present value of future minimum lease payments	1,983,096
Less: Current obligations	224,323
Long term obligations	$1,758,773